As filed with the Securities and Exchange Commission on May 11, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09447
Jacob Internet Fund Inc.
(Exact name of registrant as specified in charter)
C/O Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Address of principal executive offices) (Zip code)
Ryan Jacob
C/O Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Name and address of agent for service)
(310) 421-4942
Registrant’s telephone number, including area code
Date of fiscal year end: August 31
Date of reporting period: February 28, 2009

Item 1.  Report to Stockholders.
Jacob Internet Fund Inc.

Semi-Annual Report
February 28, 2009

The Jacob Internet Fund is a mutual fund with the primary investment objective of long-term growth of capital and current income
as a secondary objective.

Investment Adviser
Jacob Asset Management of New York LLC

Dear Fellow Investors,

During the past half year, the stock market suffered through a crisis of confidence of historic proportions, hitting troughs in November 2008 and February 2009. Certainly, our Fund suffered along with our peers and our benchmark indices. However, we now believe that there are glimmers of hope that the worst of the investor fearfulness may be behind us, even as a long, tough road remains ahead for true economic recovery.

The turning point came as key players, including the Federal Reserve and the U.S. government, made clear that they would act aggressively to put in place mechanisms to facilitate a recapitalization of our nation’s financial institutions. As decisive action from the government restored a measure of calm to the psychology of the market, we have noticed favorable changes. As the market began to recover, the Nasdaq Composite Index significantly outperformed the S&P 500 Index. Meanwhile, technology stocks as a group outperformed the Nasdaq, and Internet stocks as a group outperformed the tech sector. This is encouraging. Just as our Fund experienced more volatility on the downside these past months due to our smaller-company focus and more concentrated portfolio, we hope to be rewarded on any market upswing with relative outperformance as the sector and the market in general begin to recover.

If investors become hopeful that government actions will be sufficient to help stop the contraction in the economy, we believe that this change in sentiment will likely result in an upward revision in stock valuations, and the beginning of a recovery for stock prices in our sector. This will be the first step of the stabilization of the market. Later down the road, we hope to see earnings and cash flow expectations go up, which will help share prices recover further.

With respect to the portfolio, we have made some significant changes in the past several months. During the market lows of November 2008 and February 2009, we found that a large number of very high quality tech and Internet companies were trading at historically low valuations—in many cases, less than ten times earnings, or single digit multiples of cash flow. Starting in the fall, during the period when the markets were really declining, our portfolio was heavily weighted toward growth stocks (about two-thirds) vs. value stocks (about one-third). As share prices fell in October and November, we made some additions to the portfolio, mostly on the value side, as we found some unique opportunities to buy stocks of companies with well established franchises that were trading at very distressed valuations. The addition of names including Expedia Inc., IAC/InterActiveCorp. and Move, Inc. brought our value weighting up to about 55%.

Expedia, for example, is the leading travel website by marketshare, but had been battered so severely it was trading at only about four times cash flow. At that price, we felt that there was significantly reduced risk to the stock despite the national decline in travel-related spending.

We also purchased shares of IAC/InterActive and Move, Inc., two companies that were trading at a very small premium to the cash and securities on their balance sheets. IAC/InterActive, Barry Diller’s media company, owns such well-known websites as Ask, Match.com and ServiceMagic, and if the share price stays low, we expect there could be a major restructuring, including a large share buyback. Again, we felt any risk was already more than reflected in the share price. Similarly, even though the real estate industry is currently in decline, we believe that Move, Inc. stock offers a very good risk-reward proposition on an eventual recovery.

While challenges remain ahead, we feel cautiously optimistic about the remainder of the year and we will continue to look for opportunities as the fear in the markets subsides. Once again, we thank you for entrusting us with your investments.

Ryan Jacob
Portfolio Manager

There are specific risks inherent in investing in the Internet area, particularly with respect to smaller capitalized companies and the high volatility of Internet stocks.

The opinions expressed above are those of the portfolio manager and are subject to change. Forecasts cannot be guaranteed.

Past performance is not a guarantee of future results. Mutual fund investing involves risk; loss of principal is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Must be preceded or accompanied by a prospectus.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Please refer to the schedule of investments for complete fund holdings information.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. One cannot invest directly in an index.

Quasar Distributors, LLC.  Distributor (4/09)

INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2009
(as a percentage of total investments)

The Fund’s Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

Shares				Value

	COMMON STOCKS		95.8%

	Internet—Commerce	15.2%
1,000	Ctrip.com International Ltd.—ADR^			$20,000
46,221	Digital River, Inc.*			1,105,607
34,000	eBay Inc.*			369,580
115,000	Expedia, Inc.*			916,550
25,000	Monster Worldwide Inc.*			164,750
116,242	Shutterfly, Inc.*			933,423

				3,509,910

	Internet—Communications	11.3%
244,900	Earthlink, Inc.*			1,542,870
1,315,858	Openwave Systems Inc.*			1,079,003

				2,621,873

	Internet—Infrastructure	20.7%
1,000	Adobe Systems Incorporated*			16,700
17,000	Apple Computer, Inc.*			1,518,270
13,000	Broadcom Corporation—Class A*			213,850
12,000	Citrix Systems, Inc.*			246,960
234,400	Novell, Inc.*			740,704
54,000	Red Hat, Inc.*			739,260
24,000	Salesforce.com, Inc.*			672,000
72,000	SanDisk Corporation*			641,520

				4,789,264

	Internet—Media Content	48.6%
5,500	Baidu.com, Inc.—ADR*^			815,760
55,000	Electronic Arts Inc.*			897,050
4,500	Google Inc.*			1,520,955
736,632	Hollywood Media Corp.*			515,642
70,000	IAC/InterActiveCorp.*			1,045,100
992,643	Move, Inc.*			1,608,082
105,231	Rediff.com India Limited—ADR*^			159,951
1,000	Sohu.com Inc.*^			49,400
1,179,172	SourceForge, Inc.*			978,713
106,154	Take-Two Interactive Software, Inc.*			657,093
100,000	Tencent Holdings Limited (HK)^			571,294

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

Shares				Value

	COMMON STOCKS—(continued)		95.8%

	Internet—Media Content—(continued)	48.6%
35,162	The Knot, Inc.*			$217,653
415,724	TheStreet.com			818,976
103,874	Yahoo! Inc.*			1,374,253

				11,229,922

	TOTAL COMMON STOCKS (Cost $40,069,172)			22,150,969

Principal
Amount

	SHORT TERM INVESTMENTS		8.0%

	U.S. Treasury Bills	8.0%
$205,000	0.00%, 03/05/2009(a)			205,001
1,250,000	0.07%, 03/12/2009(a)			1,249,969
400,000	0.09%, 03/19/2009(a)			399,982

	TOTAL SHORT TERM INVESTMENTS (Cost $1,854,952)			1,854,952

	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING		3.5%

	Commercial Paper	3.5%
999,616	Atlantic East Funding LLC, 0.76%, Due 03/25/10(b)			545,289
852,596	Ottimo Funding LLC, 0.69%, Due 10/30/09(b)			257,844

	Total Commercial Paper			803,133

Shares

	Money Market Mutual Fund	0.0%
10,408	Reserve Primary Fund(b)			8,248

	Total Money Market Mutual Fund			8,248

	TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost $1,862,620)			811,381

	TOTAL INVESTMENTS (Cost $43,786,744)		107.3%	24,817,302
	LIABILITIES LESS OTHER ASSETS		(7.3)%	(1,696,669)

	TOTAL NET ASSETS		100.0%	$23,120,633

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

*	Non Income Producing.
^	Foreign Security.
(a)	All or portion of shares are on loan.
(b)	Fair valued by Valuation Committee as delegated by the Jacob Internet Fund’s Board of Directors.
ADR	American Depository Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

FAS 157—Summary of Fair Value Exposure at February 28, 2009

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs when market prices are not readily available or reliable (level 3 measurements).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

	Investments	Other Financial
Description	in Securities	Instruments*

Level 1—Quoted prices	$22,150,969	$—
Level 2—Other significant observable inputs	2,658,085	—
Level 3—Significant unobservable inputs	8,248	—

Total	$24,817,302	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in	Other Financial
	Securities	Instruments

Balance as of 8/31/08	$1,808,922	$—
Accrued discounts / premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales/paydowns)	(37,802)	—
Transfers in and / or out of Level 3*	(1,762,872)	—

Balance as of 2/28/09	$8,248	$—

*	The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2009 (Unaudited)

Assets:
Investments, at value (cost $43,786,744)(1)	$24,817,302
Cash	260,727
Receivable for capital shares sold	17,250
Other assets	49,762

Total Assets	25,145,041

Liabilities:
Payable for collateral received for securities loaned	1,862,620
Payable to Adviser	20,659
Payable for capital shares repurchased	13,805
Accrued expenses and other liabilities	127,324

Total Liabilities	2,024,408

Net Assets	$23,120,633

Net Assets Consist Of:
Capital Stock	$184,304,769
Accumulated net realized loss on investments	(142,214,694)
Net unrealized depreciation on investments	(18,969,442)

Total Net Assets	$23,120,633

Shares outstanding (20 billion shares of $0.001 par value authorized)	18,835,140

Net asset value, redemption price and offering price per share	$1.23

(1)	Includes securities out on loan to brokers with a market value of $1,854,932.

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2009 (Unaudited)

Investment Income
Dividend income	$11,662
Interest income	5,579
Securities lending income	5,993

Total Investment Income	23,234

Expenses
Investment advisory fee	178,570
Distribution expenses (See Note 7)	50,000
Administration fee	24,165
Fund accounting fees	14,240
Transfer agent fees	96,205
Custody fees	8,586
Federal and state registration	15,674
Insurance expense	14,205
Audit fees	14,939
Legal fees	45,862
Reports to shareholders	33,779
Directors’ fees and expenses	43,382
Other	182

Total Expenses	539,789
Expense Waiver (See Note 5)	(5,054)

Net expenses	534,735

Net Investment Loss	(511,501)

Realized and Unrealized Loss on Investments
Net realized loss on investments	(5,986,965)
Change in net unrealized appreciation/depreciation on investments	(10,871,902)

Net realized and unrealized loss on investments	(16,858,867)

Net Decrease in Net Assets Resulting from Operations	$(17,370,368)

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	February 28, 2009	August 31, 2008
	(Unaudited)

Operations:
Net investment income (loss)	$(511,501)	$552,016
Net realized loss on investments	(5,986,965)	(5,101,503)
Change in net unrealized appreciation/depreciation on investments	(10,871,902)	(9,451,379)

Net decrease in net assets resulting from operations	(17,370,368)	(14,000,866)

Distributions to Shareholders:
From net investment income	—	(1,819,561)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	1,249,190	7,592,708
Proceeds from reinvestment of distribution	—	1,702,289
Cost of shares redeemed	(5,275,396)	(26,488,961)
Redemption fees	1,495	11,996

Net decrease in net assets resulting from capital share transactions	(4,024,711)	(17,181,968)

Net Decrease in Net Assets:	(21,395,079)	(33,002,395)
Net Assets:
Beginning of period	44,515,712	77,518,107

End of period	$23,120,633	$44,515,712

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	February 28, 2009		August 31, 2008		August 31, 2007		August 31, 2006		August 31, 2005		August 31, 2004
	(Unaudited)

Per Share Data:
Net asset value, beginning of period	$2.07		$2.71		$2.47		$2.06		$1.51		$1.48

Income from investment operations:
Net investment income (loss)	(0.03	)(1)	0.02	(2)	(0.01	)(1)	(0.03)		(0.05	)(1)	(0.05	)(1)
Net realized and unrealized gains (losses) on investments	(0.81)		(0.59)		0.28		0.44		0.60		0.08

Total from investment operations	(0.84)		(0.57)		0.27		0.41		0.55		0.03

Less distributions from net investment income	—		(0.07)		(0.03)		—		—		—

Redemption fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—

Net asset value, end of period	$1.23		$2.07		$2.71		$2.47		$2.06		$1.51

Total return	(40.58)%	(6)	(21.63)%		11.06%		19.90%		36.42%		2.03%
Supplemental data and ratios:
Net assets, end of period	$23,120,633		$44,515,712		$77,518,107		$73,106,363		$65,820,015		$51,485,471
Ratio of gross operating expenses (prior to waiver or reimbursements) to average net assets	3.78%	(7)	2.69%		2.36%		2.42%		2.64%		2.63%
Ratio of net operating expenses (after waiver or reimbursements) to average net assets	3.74%	(5)(7)	2.65%	(4)	2.26%	(4)	2.35%	(4)	2.64%		2.63%
Ratio of net investment income (loss) (prior to waiver or reimbursements) to average net assets	(3.62)%	(7)	0.86%		(0.26)%		(1.65)%		(2.29)%		(2.44)%
Ratio of net investment income (loss) (after waiver or reimbursements) to average net assets	(3.58)%	(5)(7)	0.90%	(4)	(0.16)%	(4)	(1.58)%	(4)	(2.29)%		(2.44)%
Portfolio turnover rate	51.64%	(6)	80.46%		91.44%		125.99%		127.13%		154.63%

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Less than $0.01 per share.
(4)	Reflects Adviser’s waiver of 0.10% of the shareholder servicing fee beginning December 29, 2005 and ending December 31, 2007.
(5)	For the period January 1, 2009 through January 2, 2010, the Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s expense ratio exceeds 2.95%.
(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2009 (Unaudited)

NOTE 1—DESCRIPTION OF FUND

Jacob Internet Fund Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of one “diversified” series, the Jacob Internet Fund (the “Fund”) and the authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Fund is long-term growth of capital with current income as a secondary objective. The Fund commenced operations on December 14, 1999.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Investment Valuation—Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”) and expands disclosure about fair value measurements. The Fund adopted the provisions of SFAS 157 effective during the Fund’s fiscal year. Management has determined that SFAS No. 157 had no material impact on the Fund’s financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2009 (Unaudited)

after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161.

(b) Repurchase Agreements—The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price and an agreed-upon time. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Fund’s acquisition of the securities and normally would be within a shorter period of time. The resale price of the security back to the original seller will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund’s money will be invested in the security, and will not be related to the coupon rate of the purchased security. In the event that the repurchase agreement is held for more than one day, the security serving as collateral for the repurchase agreement will be marked-to-market daily to ensure that the value of the collateral does not decrease below the purchase price, plus accrued interest. If a decrease occurs, the seller will provide additional collateral to add to the account to maintain appropriate collateralization.

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Delays may result in possible decline in the value of the underlying security while the Fund seeks its rights thereto, possible lack of access to income on the underlying security during the delayed period, and expenses in enforcing the Fund’s rights.

(c) Income Recognition—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

(d) Securities Transactions—Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

(e) Foreign Currency Transactions—The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2009 (Unaudited)

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(f) Distributions to Shareholders—The Fund records distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(g) Federal Income Taxes—The Fund complies with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Fund’s taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

Effective February 29, 2008 the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109 “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations. FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Fund only relate to federal tax years. As of February 28, 2009, open federal tax years include the tax year ended August 31, 2005 through August 31, 2008.

(h) Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2009 (Unaudited)

NOTE 3—CAPITAL SHARE TRANSACTIONS

At February 28, 2009, there were twenty billion shares, $0.001 par value, authorized. Transactions in shares of the Fund were as follows:

	Six Months Ended
	February 28, 2009
	Shares	Amount

Sales	847,956	$1,249,190
Reinvestments	—	—
Redemptions	(3,520,045)	(5,275,396)
Redemption Fees	—	1,495

Net Decrease	(2,672,089)	$(4,024,711)

Shares Outstanding:
Beginning of period	21,507,229

End of period	18,835,140

	Year Ended
	August 31, 2008
	Shares	Amount

Sales	2,853,471	$7,592,708
Reinvestments	649,728	1,702,289
Redemption	(10,647,425)	(26,488,961)
Redemption Fees	—	11,996

Net Decrease	(7,144,226)	$(17,181,968)

Shares Outstanding:
Beginning of period	28,651,455

End of period	21,507,229

NOTE 4—INVESTMENT TRANSACTIONS

During the six months ended February 28, 2009, purchases and sales of investment securities (excluding short-term investments) were $17,098,678 and $14,906,745, respectively. The Fund did not purchase U.S. Government securities as a part of its investment strategy during the six months ended February 28, 2009.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2009 (Unaudited)

At August 31, 2008, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of Investments	$55,738,084

Gross unrealized appreciation	7,059,821
Gross unrealized depreciation	(15,900,703)

Net unrealized depreciation	$(8,840,882)

Undistributed ordinary income	—
Undistributed long-term capital gain	—

Total distributable earnings	$—

Other accumulated losses	$(135,485,005)

Total accumulated losses	$(144,325,887)

At August 31, 2008, the Fund had an accumulated net realized capital loss carryover of $128,838,280, of which $38,961,920 expires in 2009, and $89,876,360 expires in 2010. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. For the year ended August 31, 2008 the Fund utilized $658,956 in capital loss carryover. At August 31, 2008, the Fund had net realized losses from transactions between November 1, 2007 and August 31, 2008 of $7,081,524, which is deferred for tax purposes and were recognized on September 1, 2008.

The Fund made no distributions during the six months ended February 28, 2009 and paid $1,819,561 out of ordinary income during the fiscal year ended August 31, 2008.

NOTE 5—INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has an Investment Advisory Agreement (the “Advisory Agreement”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain officers and Directors of the Board are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Advisory Agreement, the Corporation, on behalf of the Fund, compensates the Adviser for its management services based on an annual rate of 1.25% of the Fund’s average daily net assets.

Effective January 1, 2009, the Adviser has contractually agreed to waive up to 0.10% of the average daily net assets from its Advisory Fee to the extent the Fund’s total annual operating expenses exceed 2.95% of the average daily net assets through January 2, 2010. The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund. FAF Advisors, Inc. serves as the securities lending agent.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2009 (Unaudited)

NOTE 6—SECURITIES LENDING

The Fund may lend portfolio securities equal in value to up to 33% of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by FAF Advisors, Inc. The Agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the types of security, length of the loan and credit standing of the borrower. The Fund continues to receive interest or dividends on the securities loaned during the borrowing period. The Fund has the right under the terms of the securities lending agreement to recover the securities from the borrower on demand. FAF Advisors, Inc. received $3,594 from the Fund for its securities lending administrative services during the six months ended February 28, 2009.

As of February 28, 2009, the Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the custodian with the approval of the Adviser. Although risk is mitigated by the collateral and by an indemnification by the securities lending agent, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Fund is also exposed to market risk on the investments it purchases with the proceeds of the cash collateral. As of February 28, 2009, the value of the Fund’s securities on loan was $1,854,932. The cost of the related collateral was $1,862,620 and the fair value was $811,381. Through February 28, 2009, the Fund had experienced $1,051,239 of unrealized depreciation on the investments it purchased with proceeds of the cash collateral.

NOTE 7—DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Fund, has adopted a distribution and service plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will compensate the Adviser up to 0.25% per annum of the Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Adviser had contractually agreed to waive 0.10% of the Shareholder Servicing Fee through December 31, 2007. The Plan also provides for a distribution fee equal to 0.10% of the Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Fund’s distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Fund shareholders for providing distribution assistance and promotional support to the Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser. The Fund incurred $50,000 in expenses pursuant to the 12b-1 Plan for the six months ended February 28, 2009. At February 28, 2009, the Shareholder Servicing Fee had been completely utilized for eligible 12b-1 expenses.

JACOB INTERNET FUND
ADDITIONAL INFORMATION ON FUND EXPENSES

For the Six Months Ended February 28, 2009

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Fund does not currently charge sales charges (loads) or exchange fees. The Fund assesses a redemption fee of 2% on shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Fund charges management fees and distribution and/or service (12b-1) fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/08–2/28/09).

Actual Expenses

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Fund charges no sales load, the Fund charges a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the

JACOB INTERNET FUND
ADDITIONAL INFORMATION ON FUND EXPENSES (Continued)

relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/08	Value 2/28/09	9/1/08–2/28/09*

Actual	$1,000.00	$594.20	$14.78
Hypothetical (5% annual return before expenses)	$1,000.00	$993.75	$18.49

*	Expenses are equal to the Fund’s annualized expense ratio of 3.74% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

JACOB INTERNET FUND
ADDITIONAL INFORMATION

Approval of the Investment Advisory Agreement

During the fiscal quarter ended November 30, 2008, the Board of Directors, including all of the independent Directors, approved the renewal of the Fund’s Advisory Agreement with the Adviser for an additional year ending November 26, 2009. In reaching this decision, the Board took into account a combination of factors, including the nature and quality of services provided by the Adviser, the Fund’s performance and the Fund fees and expenses. The Board did not identify any single factor as all-important or controlling, and this summary does not detail all of the matters considered.

In evaluating the nature and quality of services provided by the Adviser, the Board considered the experience and capabilities of the portfolio managers and the Fund’s performance relative to its benchmark securities indices and compared to other mutual funds with similar investment objectives and strategies. The Board discussed the flexible investment strategy employed by the Adviser, which results in relatively more volatile performance returns over shorter periods when compared to peer funds and which can result in periods of underperformance or overperformance. Despite recent volatility in the markets and in Fund performance, the Board was satisfied with the quality of the Adviser’s services and with the Fund’s performance over the long term and believed that the Fund and its shareholders would benefit from the continued management by the Adviser.

The Board reviewed the advisory fees and overall expenses of the Fund and compared the fees and expenses to those of other mutual funds within the Lipper Science and Technology Fund category, as well as to those of individual funds that were most similar to the Fund. The independent Directors acknowledged that the advisory fee and fund expense ratio were high (and in the case of the expense ratio had trended higher due to declining asset levels). The Directors sought and obtained from the Advisor a commitment to waive 0.10% of the advisory fee to the extent the Fund’s annualized net expense ratio exceeded 2.95%, and were appreciative of other efforts by the Adviser to negotiate reduced expenses for the Fund.

The Board reviewed the profit and loss statement of the Adviser and considered the overall financial condition and profitability of the Adviser, including gross fees paid to the Adviser for investment advisory services to the Fund and concluded that the Adviser had the resources to continue managing the Fund and was not experiencing economies of scale at the Fund’s current asset levels.

In considering the various factors, the Board’s fiduciary duties to the Fund’s shareholders and the body of law governing the approval of investment advisory agreements, the independent Directors received assistance and advice from independent counsel. Based upon its review of such material and information together with such other information as it deemed relevant, the Board, including a majority of the Independent Directors, concluded that the Adviser had demonstrated the capability and resources to perform the duties required under the Advisory Agreement, the compensation payable to the Adviser was fair and reasonable, and that continuance of the Advisory Agreement was appropriate and in the best interest of Fund shareholders.

JACOB INTERNET FUND
ADDITIONAL INFORMATION (Continued)

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available by calling toll-free 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

Investment Advisor
Jacob Asset Management of New York LLC

Administrator and Transfer Agent
and Dividend Agent
U.S. Bancorp Fund Services, LLC

Underwriter and Distributor
Quasar Distributors, LLC

Custodian
U.S. Bank, N.A.

Legal Counsel
Stradley Ronon Stevens & Young, LLP

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Fund’s objectives, policies, management, records and other information.

Jacob Asset Management of New York LLC
1-888-Jacob-fx (522-6239)
www.JacobInternet.com

Jacob Internet
Fund Inc.

Semi-Annual
Report
February 28, 2009

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Investments.
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.

Item 11. Controls and Procedures.
(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jacob Internet Fund Inc.

By (Signature and Title)	/s/ Ryan Jacob Ryan Jacob, President

Date	5/8/09
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan Jacob Ryan Jacob, President

Date	5/8/09

By (Signature and Title)	/s/ Francis Alexander Francis Alexander, Treasurer

Date	5/8/09